Warrants (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Beginning balance	6,212,026
Exercisable	153,846,260	234,834,000
Granted	150,000,000	132,669,000	190,476,000
Exercised	(1,380,000)
Expired	(1,224)	(18,621,000)	(7,882,000)
Exchanged	(984,542)
Ending balance	153,846,260	6,212,026